Note 13 - Retirement and Pension Plans (Details)	12 Months Ended																	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2014 Debt Securities [Member]	Mar. 31, 2014 Equity Securities [Member]	Mar. 31, 2014 Other Financial Instruments [Member]	Mar. 31, 2014 Contributions Allocated to Life Insurance Pooled Investment Portfolios [Member]	Mar. 31, 2014 Contributions Allocated to Debt Securities, Equity Securities, and Other Financial Instruments [Member]	Mar. 31, 2014 Parent Company and Subsidiaries [Member] Full-Time Director Benefits [Member] USD ($)	Mar. 31, 2014 Parent Company and Subsidiaries [Member] Full-Time Director Benefits [Member] JPY (¥)	Mar. 31, 2013 Parent Company and Subsidiaries [Member] Full-Time Director Benefits [Member] JPY (¥)	Mar. 31, 2014 Auditor Retirement Benefits [Member] USD ($)	Mar. 31, 2014 Auditor Retirement Benefits [Member] JPY (¥)	Mar. 31, 2013 Auditor Retirement Benefits [Member] JPY (¥)	Jun. 30, 2011 Full-Time Director Benefits [Member] USD ($)	Jun. 30, 2011 Full-Time Director Benefits [Member] JPY (¥)	Mar. 31, 2013 Minimum [Member]
Note 13 - Retirement and Pension Plans (Details) [Line Items]
Defined Benefit Plan, Accumulated Benefit Obligation	$ 26,859,000	¥ 2,765,988,000	¥ 2,444,643,000
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Accumulated Benefit Obligation	42,985,000	4,426,598,000	3,855,332,000
Defined Benefit Plan, Plans with Benefit Obligations in Excess of Plan Assets, Aggregate Fair Value of Plan Assets	23,543,000	2,424,499,000	2,012,611,000
Defined Benefit Plan, Plans with Benefit Obligations in Excess of Plan Assets, Aggregate Benefit Obligation	771,000	79,449,000	70,425,000
Defined Benefit Plan Unrecognized Net Loss, Amortization Period	14 years	14 years
Defined Benefit Plan Unrecognized Net Obligation, Amortization Period	21 years	21 years
Defined Benefit Plan, Future Amortization of Gain (Loss)		0
Defined Benefit Plan, Future Amortization of Transition Obligation (Asset)	4,000	369,000
Defined Benefit Plans, Estimated Future Employer Contributions in Next Fiscal Year	2,880,000	296,630,000
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	1.60%	1.60%
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Amount		0
Pension Contributions	1,216,000	125,195,000	114,450,000	109,224,000
Defined Benefit Plan, Target Plan Asset Allocations					63.00%	35.00%	2.00%	50.00%	50.00%
Multiemployer Plan, Period Contributions	2,578,000	265,470,000	244,666,000	214,987,000
Multiemployer Plan Period Contributions, Percentage	5.00%	5.00%	5.00%	5.00%
Multiemployer Plans, Funded Status, Percentage																		80.00%
Multiemployer Plans, Plan Assets	6,088,452,000	626,988,803,000
Other Postretirement Benefits Payable										2,611,000	268,921,000	265,674,000	34,000	3,520,000	3,690,000	2,479,000	255,330,000
Other Postretirement Benefits Payments	$ 20,000	¥ 2,010,000